Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,146	€ 122,885
Ending balance	124,422	122,146
Net amount at risk	250,953	224,172	€ 226,374
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	44,242
Ending balance	40,547	44,242
Net amount at risk	25,673	25,603
The Netherlands [member] | Guaranteed Minimum Investment [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	7,973	6,422
Incurred guarantee benefits	(1,544)	1,551
Ending balance	6,429	7,973
Account value	20,176	20,202
Net amount at risk	€ 6,794	€ 7,931